Drilling units (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost
Impairment	$ 0
Accumulated depreciation
Net book value	6,659
Fresh Start Adjustments
Cost
Fresh Start adjustments, net		$ (5,734)
Predecessor
Cost
Impairment		(414)	$ (696)	$ (44)
Accumulated depreciation
Net book value			13,464
Drilling units
Cost
Opening balance	6,797
Additions	93
Closing balance	6,890	6,797
Accumulated depreciation
Opening balance	0
Depreciation	(231)
Closing balance	(231)	0
Net book value	6,659	6,797
Drilling units | Fresh Start Adjustments
Cost
Fresh Start adjustments, gross		(10,241)
Fresh Start adjustments, net		(5,734)
Accumulated depreciation
Fresh Start adjustments		4,507
Drilling units | Predecessor
Cost
Opening balance	17,038	17,335	17,753
Additions		117	110
Disposals, gross			(528)
Disposals, net			(391)
Impairment		(414)
Closing balance		17,038	17,335	17,753
Accumulated depreciation
Opening balance	$ (4,507)	(4,119)	(3,477)
Depreciation		(388)	(779)
Disposals			137
Closing balance		(4,507)	(4,119)	(3,477)
Net book value		$ 12,531	$ 13,216	$ 14,276